Consolidated Statements of Financial Position - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	£ 483,577	£ 423,837
Right of use assets	1,385,524	1,582,100
Property, plant and equipment	2,298,655	3,043,653
Total non-current assets	4,167,756	5,049,590
Current assets
Trade and other receivables	881,953	290,336
Corporation tax receivable	1,407,199	1,178,700
Cash and cash equivalents	1,566,688	748,015
Total current assets	3,855,840	2,217,051
Total assets	8,023,596	7,266,641
Equity
Share capital	195,476	194,580
Accumulated deficit	(33,465,282)	(19,889,357)
Other reserves	16,710,757	16,347,705
Total equity	(16,559,049)	(3,347,072)
Non-current liabilities
Deferred income	1,865,873	3,844,526
Lease liabilities and similar	2,136,875	2,582,400
Total non-current liabilities	4,002,748	6,426,926
Current liabilities
Deferred income	1,978,660	1,978,666
Trade and other payables	4,103,615	1,765,419
Convertible loan derivatives	6,925,654
Convertible loan	6,806,210
Lease liabilities and similar	765,758	442,702
Total current liabilities	20,579,897	4,186,787
Total liabilities	24,582,645	10,613,713
Total equity and liabilities	£ 8,023,596	£ 7,266,641